UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 812-14437

SPROTT FOCUS TRUST, INC.

(Exact name of Registrant as specified in charter)

Royal Bank Plaza, South Tower

200 Bay Street, Suite 2700

Toronto, Ontario, Canada M5J2J1

(Address of principal executive offices)(Zip Code)

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W. - Suite 700

Washington, D.C. 20036-1600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 416-943-4065

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments. – The schedules of investments for the period ended March 31, 2016, are filed herewith.

Sprott Focus Trust

March 31, 2016 (unaudited)

Schedule of Investments

COMMON STOCKS - 97.7%

	SHARES	VALUE
CONSUMER DISCRETIONARY - 15.8%
AUTO COMPONENTS - 1.1%
Gentex Corp.	120,000	$1,882,800

AUTOMOBILES - 2.9%
Thor Industries, Inc.	80,000	5,101,600

HOUSEHOLD DURABLES - 3.9%
Century Communities, Inc.[1]	180,000	3,072,600
Garmin Ltd.[2]	90,000	3,596,400

		6,669,000

SPECIALTY RETAIL - 7.9%
Buckle, Inc. (The)[2]	120,000	4,064,400
Chico’s FAS, Inc.	170,000	2,255,900
GameStop Corp. Cl. A2	230,000	7,297,900

		13,618,200

Total (Cost $25,217,373)		27,271,600

CONSUMER STAPLES - 13.8%
FOOD PRODUCTS - 11.6%
Cal-Maine Foods, Inc.[2]	145,000	7,526,950
Industrias Bachoco SAB de CV ADR[2]	95,000	4,871,600
Sanderson Farms, Inc.[2]	85,000	7,665,300

		20,063,850

PERSONAL PRODUCTS - 2.2%
Nu Skin Enterprises, Inc. Cl. A2	100,000	3,825,000

Total (Cost $17,451,218)		23,888,850

ENERGY - 9.6%
ENERGY EQUIPMENT & SERVICES - 7.1%
Helmerich & Payne, Inc.[2]	65,000	3,816,800
Pason Systems, Inc.	300,000	3,811,357
TGS Nopec Geophysical Co. ASA[2]	150,000	2,289,509
Unit Corp.[1]	270,000	2,378,700

		12,296,366

OIL, GAS & CONSUMABLE FUELS - 2.5%
Exxon Mobil Corp.	50,000	4,179,500

Total (Cost $20,093,793)		16,475,866

FINANCIALS - 17.6%
CAPITAL MARKETS - 10.3%
Ashmore Group plc[2]	1,000,000	4,130,653
Franklin Resources, Inc.[2]	190,000	7,419,500
Sprott, Inc.[2,3]	1,609,700	3,148,133
Value Partners Group Ltd.	3,000,000	3,151,849

		17,850,135

DIVERSIFIED FINANCIAL SERVICES - 2.1%
Berkshire Hathaway, Inc. Cl. B1	25,000	3,547,000

REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.2%
FRP Holdings, Inc.[1,2]	70,000	2,492,000
Kennedy-Wilson Holdings, Inc.	300,000	6,570,000

		9,062,000

Total (Cost $26,454,173)		30,459,135

HEALTH CARE - 4.2%
BIOTECHNOLOGY - 4.2%
Gilead Sciences, Inc.	60,000	$5,511,600
Myriad Genetics, Inc.[1,2]	45,000	1,684,350

		7,195,950

Total (Cost $6,998,353)		7,195,950

INDUSTRIALS - 2.7%
CONSTRUCTION & ENGINEERING - 1.2%
Jacobs Engineering Group, Inc.[1]	50,000	2,177,500

MARINE - 1.5%
Clarkson plc[2]	80,000	2,550,779

Total (Cost $4,452,433)		4,728,279

INFORMATION TECHNOLOGY - 16.4%
COMPUTERS & PERIPHERALS - 7.0%
Apple, Inc.	70,000	7,629,300
Western Digital Corp.	95,000	4,487,800

		12,117,100

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.4%
Cirrus Logic, Inc.[1]	215,000	7,828,150
Lam Research Corp.	10,000	826,000
MKS Instruments, Inc.	200,000	7,530,000

		16,184,150

Total (Cost $19,578,309)		28,301,250

MATERIALS - 17.6%
CHEMICALS - 2.5%
Mosaic Co. (The)	35,000	945,000
Westlake Chemical Corp.	75,000	3,472,500

		4,417,500

METALS & MINING - 15.1%
Agnico Eagle Mines Ltd.	65,000	2,350,400
Ferroglobe plc.[2]	360,000	3,171,600
Fortuna Silver Mines, Inc.[1,2]	320,000	1,248,000
Franco-Nevada Corp.	35,000	2,148,300
Fresnillo plc	170,000	2,325,647
Hochschild Mining plc[1,2]	1,700,000	2,246,294
Major Drilling Group International, Inc.	380,000	1,843,311
Randgold Resources Ltd. ADR[2]	25,000	2,270,250
Reliance Steel & Aluminum Co.	50,000	3,459,500
Seabridge Gold, Inc.[1]	205,000	2,246,800
Tahoe Resources, Inc.	270,000	2,706,756

		26,016,858

Total (Cost $28,196,049)		30,434,358

TOTAL COMMON STOCKS (Cost $148,441,701)		168,755,288

REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corporation, 0.03% dated 3/31/16, due 4/1/16, maturity value $3,143,163 (collateralized by a U.S. Treasury Note, 1.625% due 07/31/20, valued at $6,848,550)		3,069,000

Total (Cost $3,069,000)		3,069,000

SECURITIES LENDING COLLATERAL - 23.1%
State Street Navigator Securities Lending Prime Portfolio[4]	39,953,125	$39,953,125

Total (Cost $39,953,125)		39,953,125

TOTAL INVESTMENTS - 122.6% (Cost $191,463,826)		211,777,413

LIABILITIES LESS CASH AND OTHER ASSETS - (22.6)%		(39,075,436)

NET ASSETS - 100.0%		$172,701,977

[1]	Non-Income producing.
[2]	Security (or a portion of the security) is on loan. As of March 31, 2016, the market value of securities loaned was $41,253,835. The loaned securities were secured with cash collateral of $39,953,125 and non-cash collateral with a value of $2,632,466. The non-cash collateral received consists of equity securities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
[3]	Affiliated issuer.
[4]	Represents an investment of securities lending cash collateral.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $191,463,826. At March 31, 2016, net unrealized appreciation for all securities was $20,313,587, consisting of aggregate gross unrealized appreciation of $31,659,170 and aggregate gross unrealized depreciation of $11,345,583.

Valuation of Investments:

Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements).

Level 3 – significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s investments as of March 31, 2016 based on the inputs used to value them. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$168,755,288	$—	$—	$168,755,288
Cash Equivalents	—	3,069,000	—	3,069,000
Securities Lending Collateral	39,953,125	—	—	39,953,125

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Investments in Affiliated Issuers:

The Fund may engage in certain transactions involving affiliates. The table below shows the investment activities involving affilliates during the reporting period:

Affiliated Issuer	Balance of Shares Held at 12/31/2015	Gross Purchases	Gross Sales	Balance of Shares Held at 3/31/2016	Dividend Income for period from 1/1/2016 to 3/31/2016	Net Realized Gain (Loss) for period from 1/1/2016 to 3/31/2016	Value of shares at 3/31/2016
Sprott, Inc.	1,609,700	—	—	1,609,700	$33,179	—	$3,148,133

Lending of Portfolio Securities:

The Fund, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. The Fund receives cash and non-cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. As of March 31, 2016, the cash collateral received by the Fund was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the Fund, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included in the Schedule of Investments. The Fund could experience a delay in recovering its securities, a possible loss of income or value and record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. These loans involve the risk of delay in receiving additional collateral in the event that the collateral decreases below the value of the securities loaned and the risks of the loss of rights in the collateral should the borrower of the securities experience financial difficulties.

As of March 31, 2016, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non Cash Collateral	Total Collateral
$41,253,835	$39,953,125	$2,632,466	$42,585,591

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Sprott Asset Management’s website www.sprott.com and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPROTT FOCUS TRUST, INC.

By	/s/ Scott Colbourne
Scott Colbourne President (Principal Executive Officer and Principal Financial Officer)

Date	5/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Scott Colbourne
Scott Colbourne President (Principal Executive Officer and Principal Financial Officer)

Date	5/26/2016